UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-01402
CONTINENTAL ASSURANCE COMPANY
SEPARATE ACCOUNT (B)
(Exact name of registrant as specified in charter)

333 South Wabash Avenue, Chicago, IL	60604
(Address of principal executive offices)	(Zip code)
Lynne Gugenheim
333 South Wabash Avenue, 23S
Chicago, IL 60604
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 822-4921
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited)

September 30, 2010	Number of		% of Net
(All investments are in securities of unaffiliated issuers)	Shares	Fair Value	Assets

COMMON STOCKS:

CONSUMER DISCRETIONARY
The Home Depot, Inc.	20,000	$633,600
Kohl’s Corporation(*)	15,000	790,200
Marriott International, Inc. - Class A	31,337	1,122,805

		2,546,605	8.7%

CONSUMER STAPLES
The Coca-Cola Company	20,000	1,170,400
Costco Wholesale Corporation	18,000	1,160,820
CVS Caremark Corporation	25,000	786,750
Molson Coors Brewing Company - Class B	16,500	779,130
Philip Morris International Inc.	15,000	840,300
The Procter & Gamble Company	14,000	839,580

		5,576,980	19.1%

ENERGY
Chesapeake Energy Corporation	20,000	453,000	1.6%

FINANCIALS
JPMorgan Chase & Co.	19,000	723,330
Morgan Stanley	30,000	740,400

		1,463,730	5.0%

HEALTH CARE
Abbott Laboratories	16,500	861,960
Gilead Sciences, Inc.(*)	20,000	712,200
Pharmaceutical HOLDRS (SM) Trust(***)	12,500	809,500

		2,383,660	8.2%

INDUSTRIALS
CSX Corporation	36,000	1,991,520
Deere & Company	15,000	1,046,700
Fluor Corporation	20,000	990,600
General Electric Company	35,000	568,750
Illinois Tool Works Inc.	20,000	940,400
United Technologies Corporation	16,000	1,139,680

		6,677,650	22.9%

(*)	Denotes non–income producing holdings for the nine months ended September 30, 2010.
(**)	Denotes non-U.S. domiciled companies.
(***)	A trust consisting of approximately 20 common stocks.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited) - continued

September 30, 2010	Number of		% of Net
(All investments are in securities of unaffiliated issuers)	Shares	Fair Value	Assets

COMMON STOCKS – continued:

INFORMATION TECHNOLOGY
Cisco Systems, Inc.(*)	40,000	876,000
Corning Incorporated	35,000	639,800
Google Inc. - Class A(*)	3,000	1,577,370
Hewlett-Packard Company	30,000	1,262,100
International Business Machines Corporation	8,000	1,073,120
MasterCard Incorporated - Class A	5,000	1,120,000
Visa Inc. - Class A	15,000	1,113,900

		7,662,290	26.3%

MATERIALS
E.I. du Pont de Nemours and Company	26,500	1,182,430
Praxair, Inc.	10,000	902,600

		2,085,030	7.2%

Total Common Stocks		28,848,945	99.0%

SHORT TERM INVESTMENT:

MONEY MARKET
JPMorgan U.S. Government Money Market Fund		232,246	0.8%

Total Short Term Investment		232,246	0.8%

TOTAL INVESTMENTS		29,081,191	99.8%

OTHER ASSETS LESS LIABILITIES		45,899	0.2%

TOTAL PARTICIPANTS’ EQUITY		$29,127,090	100.0%

(*)	Denotes non–income producing holdings for the nine months ended September 30, 2010.
(**)	Denotes non-U.S. domiciled companies.
(***)	A trust consisting of approximately 20 common stocks.

ITEM 2. CONTROLS AND PROCEDURES.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

By:	/s/ THOMAS C. SCOTT

Thomas C. Scott (Principal Executive Officer)

Date:	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SCOTT

Thomas C. Scott
(Principal Executive Officer)

Date:	November 19, 2010

By:	/s/ LAWRENCE J. BOYSEN

Lawrence J. Boysen
(Principal Financial and Accounting Officer)

Date:	November 19, 2010

5